Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2011	$ 210,548	$ 95,720	$ 162,767	$ 1,302,964	$ 84,959	$ (256,793)	$ 1,600,165
Balance (in shares) at Dec. 31, 2011	95,720
Increase (decrease) in shareholders' equity
Net Income				107,835			107,835
Dividends:
Cash ($.52, $.43 and $.40 per share for the year ended December 31, 2014, 2013 and 2012, respectively)				(26,894)			(26,894)
Preferred stock (5%) including discount accretion	5,452			(14,362)			(8,910)
Redemption of Series A Preferred Shares (216,000 shares for the year ended December 31, 2012)	(216,000)						(216,000)
Purchase of treasury stock (95,466 and 787,387 shares for the year ended December 31, 2012 and 2014, respectively)						(1,716)	(1,716)
Exercise of stock options		5	46				51
Exercise of stock options (in shares)	5
Stock compensation expense recognized in earnings			474				474
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(19,297)		(19,297)
Balance at Dec. 31, 2012		95,725	163,287	1,369,543	65,662	(258,509)	1,435,708
Balance (in shares) at Dec. 31, 2012	95,725
Increase (decrease) in shareholders' equity
Net Income				126,351			126,351
Dividends:
Cash ($.52, $.43 and $.40 per share for the year ended December 31, 2014, 2013 and 2012, respectively)				(28,894)			(28,894)
Exercise of stock options		19	246				265
Exercise of stock options (in shares)	19
Stock compensation expense recognized in earnings			414				414
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(109,436)		(109,436)
Balance at Dec. 31, 2013		95,744	163,947	1,467,000	(43,774)	(258,509)	1,424,408
Balance (in shares) at Dec. 31, 2013	95,744
Increase (decrease) in shareholders' equity
Net Income				153,151			153,151
Dividends:
Cash ($.52, $.43 and $.40 per share for the year ended December 31, 2014, 2013 and 2012, respectively)				(34,762)			(34,762)
Purchase of treasury stock (95,466 and 787,387 shares for the year ended December 31, 2012 and 2014, respectively)						(18,923)	(18,923)
Exercise of stock options		40	515				555
Exercise of stock options (in shares)	40
Stock compensation expense recognized in earnings			1,058				1,058
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					55,171		55,171
Balance at Dec. 31, 2014		$ 95,784	$ 165,520	$ 1,585,389	$ 11,397	$ (277,432)	$ 1,580,658
Balance (in shares) at Dec. 31, 2014	95,784